Share capital (Tables)	12 Months Ended
Jul. 31, 2021
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital	Ordinary shares in issue

	2021		2020
Allotted and issued shares	Number of shares	Cost	Number of shares	Cost
		$m		$m
Number/cost of ordinary 10 pence shares in the Company (million)	232	30	232	30
A summary of the movements in the year is detailed in the following table:

	2021	2020
Number of ordinary 10 pence shares in the Company in issue at July 31	232,171,182	232,171,182

Disclosure of Treasury shares and Own shares
A summary of the movements in Treasury shares in the year is detailed in the following table:

	2021		2020
	Number of shares	Cost	Number of shares	Cost
		$m		$m
Treasury shares held by the Company on August 1	7,280,222	570	2,036,945	146
Treasury shares purchased under irrevocable commitment from prior year	—	—	2,139,221	159
		570		305
Treasury shares purchased	3,020,368	400	3,452,349	292
Disposal of Treasury shares to settle share options	(437,774)	(39)	(348,293)	(27)
Treasury shares held by the Company at July 31	9,862,816	931	7,280,222	570
A summary of the movements in own shares held in Employee Benefit Trusts is detailed in the following table:

	2021		2020
	Number of shares	Cost	Number of shares	Cost
		$m		$m
Own shares in the Company on August 1	1,277,347	88	1,563,778	102
New shares purchased	—	—	307,345	26
Exercise of share options	(444,158)	(30)	(593,776)	(40)
Own shares in the Company at July 31	833,189	58	1,277,347	88